Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.2%
Aerospace & Defense – 0.1%
Axon Enterprise Inc*	20,077	$5,907,456
Diversified Financial Services – 2.6%
Mastercard Inc - Class A	362,392	159,872,855
Visa Inc	103,202	27,087,429
		186,960,284
Electrical Equipment – 0.7%
Vertiv Holdings Co	581,760	50,362,963
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp	1,253,214	84,429,027
Entertainment – 0.4%
Netflix Inc*	43,455	29,326,910
Hotels, Restaurants & Leisure – 2.3%
Booking Holdings Inc	27,283	108,081,605
DoorDash Inc - Class A*	536,566	58,367,649
		166,449,254
Information Technology Services – 1.0%
GoDaddy Inc*	110,078	15,378,997
MongoDB Inc*	33,556	8,387,658
Shopify Inc*	744,696	49,187,171
		72,953,826
Interactive Media & Services – 9.2%
Alphabet Inc - Class C	1,704,989	312,729,082
Meta Platforms Inc - Class A	707,916	356,945,406
		669,674,488
Media – 0.2%
Trade Desk Inc*	181,492	17,726,324
Multiline Retail – 2.5%
Amazon.com Inc*	385,743	74,544,835
MercadoLibre Inc*	66,596	109,443,866
		183,988,701
Professional Services – 0.4%
Paylocity Holding Corp*	200,667	26,457,944
Real Estate Management & Development – 1.5%
CoStar Group Inc*	1,437,291	106,560,755
Road & Rail – 1.1%
Uber Technologies Inc*	1,083,180	78,725,522
Semiconductor & Semiconductor Equipment – 38.9%
Advanced Micro Devices Inc*	1,013,690	164,430,655
Analog Devices Inc	742,361	169,451,322
Applied Materials Inc	701,656	165,583,800
ASM International NV	46,216	35,197,771
ASML Holding NV	303,941	313,531,554
BE Semiconductor Industries NV	94,192	15,735,369
Broadcom Inc	66,487	106,746,873
KLA Corp	190,763	157,286,001
Lam Research Corp	143,309	152,602,589
Marvell Technology Inc	517,840	36,197,016
NVIDIA Corp	7,304,697	902,422,267
NXP Semiconductors NV	240,627	64,750,319
ON Semiconductor Corp*	430,294	29,496,654
Taiwan Semiconductor Manufacturing Co Ltd	14,560,000	433,123,147
Texas Instruments Inc	333,517	64,879,062
		2,811,434,399
Software – 29.9%
Adobe Inc*	96,655	53,695,719
Amplitude Inc - Class A*	1,286,267	11,447,776
Autodesk Inc*	212,989	52,704,128
Blackline Inc*	301,020	14,584,419
Cadence Design Systems Inc*	365,205	112,391,839
CCC Intelligent Solutions Holdings Inc*	10,064,427	111,815,784
Constellation Software Inc/Canada	75,012	216,162,221
Dynatrace Inc*	1,213,638	54,298,164
HubSpot Inc*	14,913	8,795,538
Intuit Inc	28,102	18,468,916

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Lumine Group Inc*	1,260,804	$34,038,666
Microsoft Corp	1,683,079	752,252,159
Nice Ltd (ADR)*	113,577	19,531,837
Oracle Corp	1,208,287	170,610,125
Pagerduty Inc*	303,145	6,951,115
Procore Technologies Inc*	772,565	51,228,785
Rubrik Inc - Class A*,#	269,468	8,261,889
Salesforce.com Inc	373,508	96,028,907
ServiceNow Inc*	107,430	84,511,958
Synopsys Inc*	173,152	103,035,829
Tyler Technologies Inc*	166,940	83,934,093
Workday Inc - Class A*	432,047	96,588,427
		2,161,338,294
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Equinix Inc	49,765	37,652,199
Technology Hardware, Storage & Peripherals – 5.0%
Apple Inc	1,709,524	360,059,945
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc	289,295	50,967,993
Total Common Stocks (cost $3,411,351,987)		7,100,976,284
Private Placements – 0.7%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	12,637,468
Software – 0.5%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - private equity common shares*,¢,§	78,474	4,079,863
Via Transportation Inc - Series A*,¢,§	50,741	2,638,025
Via Transportation Inc - Series B*,¢,§	9,272	482,051
Via Transportation Inc - Series C*,¢,§	8,331	433,129
Via Transportation Inc - Series D*,¢,§	29,804	1,549,510
Via Transportation Inc - Series E*,¢,§	13,836	719,334
Via Transportation Inc - Series G-1*,¢,§	563,981	29,321,372
		39,223,284
Total Private Placements (cost $56,880,997)		51,860,752
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $986,182)	333,275	53,324
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $71,758,229)	71,743,880	71,758,229
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	3,422,168	3,422,168
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 7/1/24	$855,542	855,542
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,277,710)		4,277,710
Total Investments (total cost $3,545,255,105) – 100.0%		7,228,926,299
Cash, Receivables and Other Assets, net of Liabilities – 0%		3,341,573
Net Assets – 100%		$7,232,267,872

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,002,921,373	83.0%
Taiwan	433,123,147	6.0
Netherlands	364,464,694	5.1
Canada	299,388,058	4.1
Argentina	109,443,866	1.5
Israel	19,531,837	0.3
Singapore	53,324	0.0
Total	$7,228,926,299	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$157,569,479	$757,683,768	$(843,479,266)	$(1,613)	$(14,139)	$71,758,229	71,743,880	$3,661,731
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	3,144,520	197,736,830	(197,459,182)	-	-	3,422,168	3,422,168	96,627 ∆
Total Affiliated Investments - 1.1%
	$160,713,999	$955,420,598	$(1,040,938,448)	$(1,613)	$(14,139)	$75,180,397	75,166,048	$3,758,358

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $51,860,752, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$13,821,757	$12,637,468	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	3,392,431	4,079,863	0.1
Via Transportation Inc - Series A	12/2/21	2,193,533	2,638,025	0.0
Via Transportation Inc - Series B	12/2/21	400,829	482,051	0.0
Via Transportation Inc - Series C	12/2/21	360,149	433,129	0.0
Via Transportation Inc - Series D	12/2/21	1,288,427	1,549,510	0.0
Via Transportation Inc - Series E	12/2/21	598,130	719,334	0.0
Via Transportation Inc - Series G-1	11/4/21- 2/2/23	25,665,478	29,321,372	0.4
Total		$56,880,997	$51,860,752	0.7%
The Fund has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$2,013,846,558	$797,587,841	$-
All Other	4,289,541,885	-	-
Private Placements	-	-	51,860,752
Warrants	53,324	-	-
Investment Companies	-	71,758,229	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,277,710	-
Total Assets	$6,303,441,767	$873,623,780	$51,860,752

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.
The Fund did not hold a significant amount of Level 3 securities as of June 30, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70237 08-24